Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (formerly, IQ Hedge Multi-Strategy Tracker ETF)

July 31, 2024 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 12.6%
Agriculture Fund — 2.6%
Invesco DB Agriculture Fund*	626,916	$14,882,986

Broad Funds — 2.2%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	788,992	10,730,291
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	79,011	2,102,482
Total Broad Funds		12,832,773

Gold Fund — 0.4%
SPDR Gold MiniShares Trust*	50,898	2,472,116

U.S. Dollar Fund — 7.4%
Invesco DB U.S. Dollar Index Bullish Fund*†(a)	1,485,797	42,731,522

Total Exchange Traded Vehicles
(Cost $72,669,696)		72,919,397

Investment Companies — 87.4%
Bank Loan Funds — 4.8%
Invesco Senior Loan ETF	764,344	16,051,224
SPDR Blackstone Senior Loan ETF	290,345	12,121,904
Total Bank Loan Funds		28,173,128

BRIC Equity Fund — 1.9%
iShares MSCI India ETF*(a)	191,872	11,017,290

Convertible Bond Funds — 10.2%
iShares Convertible Bond ETF	267,172	21,453,912
SPDR Bloomberg Convertible Securities ETF	514,440	37,837,062
Total Convertible Bond Funds		59,290,974

Derivative Income Funds — 1.7%
JPMorgan Equity Premium Income ETF(a)	155,007	8,909,802
JPMorgan Nasdaq Equity Premium Income ETF	15,597	837,871
Total Derivative Income Funds		9,747,673

Emerging Equity Funds — 4.6%
iShares Core MSCI Emerging Markets ETF	248,581	13,408,459
Vanguard FTSE Emerging Markets ETF	302,896	13,415,264
Total Emerging Equity Funds		26,823,723

Emerging Markets Fund — 0.0%(b)
Invesco India Exchange-Traded Fund Trust	8,434	254,875

Floating Rate - Investment Grade Funds — 21.2%
iShares Floating Rate Bond ETF(a)(c)	1,812,260	92,624,609
SPDR Bloomberg Investment Grade Floating Rate ETF	999,350	30,819,954
Total Floating Rate - Investment Grade Funds		123,444,563

International Equity Core Funds — 7.1%
iShares Core MSCI EAFE ETF	257,968	19,290,847
Vanguard FTSE Developed Markets ETF	430,759	21,929,941
Total International Equity Core Funds		41,220,788

Managed Futures Funds — 1.5%
iMGP DBi Managed Futures Strategy ETF	200,446	5,800,907
KFA Mount Lucas Managed Futures Index Strategy ETF*	54,830	1,629,548
	Shares	Value
Investment Companies (continued)
Managed Futures Funds (continued)
Simplify Managed Futures Strategy ETF(a)	43,890	$1,132,362
Total Managed Futures Funds		8,562,817

Merger Arbitrage Funds — 5.3%
AltShares Merger Arbitrage ETF*†(a)	235,393	6,437,316
IQ Merger Arbitrage ETF†(a)	755,727	24,341,967
Total Merger Arbitrage Funds		30,779,283

Muni Fund — 3.0%
iShares National Muni Bond ETF(a)	164,871	17,753,309

Municipals Fund — 2.7%
Vanguard Tax-Exempt Bond Index ETF(a)	309,720	15,671,832

Preferred Funds — 3.3%
Global X U.S. Preferred ETF(a)	137,055	2,706,836
iShares Preferred and Income Securities ETF(a)	526,226	16,686,627
Total Preferred Funds		19,393,463

Private Equity Replication Fund — 1.0%
Invesco Global Listed Private Equity ETF	86,412	5,640,975

Treasury Inflation Protected Securities Funds — 4.6%
iShares 0-5 Year TIPS Bond ETF	111,641	11,157,401
Vanguard Short-Term Inflation-Protected Securities ETF	316,420	15,359,027
Total Treasury Inflation Protected Securities Funds		26,516,428

U.S. Factor Fund — 0.2%
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	17,703	1,143,614

U.S. Large Cap Core Funds — 2.8%
Financial Select Sector SPDR Fund	121,025	5,293,634
iShares MSCI USA Quality Factor ETF	30,667	5,267,977
Materials Select Sector SPDR Fund	32,374	2,982,940
Vanguard Financials ETF	11,834	1,264,936
Vanguard Materials ETF	7,825	1,594,735
Total U.S. Large Cap Core Funds		16,404,222

U.S. Mid Cap Core Funds — 1.5%
iShares Core S&P Mid-Cap ETF	79,325	4,915,770
Vanguard Mid-Cap ETF	14,706	3,704,148
Total U.S. Mid Cap Core Funds		8,619,918

U.S. Momentum Fund — 2.7%
iShares MSCI USA Momentum Factor ETF(a)	81,401	15,545,149

U.S. Short Term Treasury Bond Fund — 5.4%
Vanguard Short-Term Treasury ETF	539,306	31,538,615

U.S. Small Cap Core Funds — 1.9%
iShares Core S&P Small-Cap ETF(a)	81,060	9,592,640
SPDR Portfolio S&P 600 Small Cap ETF	27,548	1,267,483
Total U.S. Small Cap Core Funds		10,860,123

Total Investment Companies
(Cost $493,878,692)		508,402,762

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (formerly, IQ Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Short-Term Investment — 12.8%
Money Market Fund — 12.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(d)(e)
(Cost $74,650,455)	74,650,455	$74,650,455

Total Investments — 112.8% (Cost $641,198,843)		655,972,614
Other Assets and Liabilities, Net — (12.8)%		(74,235,575)
Net Assets — 100%		$581,737,039

*	Non-income producing securities.
†	Affiliated fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $130,516,438; total market value of collateral held by the Fund was $133,069,846. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $58,419,391.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,453,280.
(d)	Reflects the 1-day yield at July 31, 2024.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (formerly, IQ Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2024 (unaudited)

Total Return Swap contracts outstanding at July 31, 2024:
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
AGF U.S. Market Neutral Anti-Beta Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	$(8,230,565)	$—
AGF U.S. Market Neutral Anti-Beta Fund	Morgan Stanley	1-Day FEDEF - 9.73%	7/02/2025	Monthly	(8,230,565)	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	297,892	—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	297,892	—
Consumer Staples Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(53,172)	—
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(53,172)	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	244,988	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	244,988	—
Franklin FTSE Japan ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(134,760)	—
Franklin FTSE Japan ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/02/2025	Monthly	(134,760)	—
Global X U.S. Preferred ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	125,255	—
Global X U.S. Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	125,254	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	268,418	—
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	268,418	—
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	688,697	—
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 0.65%	7/02/2025	Monthly	688,697	—
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,977,394	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.63%	7/02/2025	Monthly	1,977,394	—
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	52,907	—
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	52,907	—
Invesco Global Listed Private Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	261,055	—
Invesco Global Listed Private Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	261,055	—
Invesco India Exchange-Traded Fund Trust	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	11,786	—
Invesco India Exchange-Traded Fund Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	11,786	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	496,536	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	496,536	—
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	742,770	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	742,770	—
IQ Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,126,416	—
IQ Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,126,416	—
iShares 0-3 Month Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,964,141)	—
iShares 0-3 Month Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/02/2025	Monthly	(1,964,141)	—

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (formerly, IQ Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2024 (unaudited)

Total Return Swap contracts outstanding at July 31, 2024: (continued)
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
iShares 0-5 Year TIPS Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	$516,290	$—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	516,290	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	992,749	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	992,749	—
iShares Core MSCI EAFE ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	892,649	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	892,649	—
iShares Core MSCI Emerging Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	620,472	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	620,472	—
iShares Core S&P Mid-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	227,492	—
iShares Core S&P Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	227,492	—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	443,893	—
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	443,893	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	4,286,187	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	4,286,187	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	97,286	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	97,286	—
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,707,778)	—
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/02/2025	Monthly	(1,707,778)	—
iShares MSCI India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	509,832	—
iShares MSCI India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	509,832	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	719,384	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	719,384	—
iShares MSCI USA Quality Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	243,756	—
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	243,756	—
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	821,491	—
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	821,491	—
iShares Preferred and Income Securities ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	772,170	—
iShares Preferred and Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	772,170	—
JPMorgan BetaBuilders Japan ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(767,275)	—
JPMorgan BetaBuilders Japan ETF	Morgan Stanley	1-Day FEDEF - 0.58%	7/02/2025	Monthly	(767,275)	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	412,304	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	412,304	—
JPMorgan Nasdaq Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	38,786	—

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (formerly, IQ Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2024 (unaudited)

Total Return Swap contracts outstanding at July 31, 2024: (continued)
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
JPMorgan Nasdaq Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$38,786	$—
KraneShares Mount Lucas Managed Futures Index Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	75,400	—
KraneShares Mount Lucas Managed Futures Index Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	75,400	—
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	138,026	—
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	138,026	—
Schwab Intermediate-Term U.S. Treasury ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,081,944)	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/02/2025	Monthly	(1,081,944)	—
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	52,400	—
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	52,400	—
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	560,953	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	560,953	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(2,822,207)	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(2,822,207)	—
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,750,931	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,750,931	—
SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(3,249,831)	—
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 4.73%	7/02/2025	Monthly	(3,249,831)	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,426,196	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,426,196	—
SPDR Gold MiniShares Trust	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	114,382	—
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	114,382	—
SPDR Portfolio S&P 600 Small Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	58,663	—
SPDR Portfolio S&P 600 Small Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	58,663	—
United States Natural Gas Fund LP	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,092,868)	—
United States Natural Gas Fund LP	Morgan Stanley	1-Day FEDEF - 3.68%	7/02/2025	Monthly	(1,092,868)	—
Utilities Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,258,830)	—
Utilities Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(1,258,830)	—
Vanguard Consumer Staples ETF	Morgan Stanley	1-Day FEDEF - 1.03%	7/02/2025	Monthly	(45,204)	—
Vanguard Financials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	58,576	—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	58,576	—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,014,789	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,014,789	—
Vanguard FTSE Emerging Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	620,769	—

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (formerly, IQ Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2024 (unaudited)

Total Return Swap contracts outstanding at July 31, 2024: (continued)
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$620,769	$—
Vanguard Intermediate-Term Treasury ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(3,800,087)	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.58%	7/02/2025	Monthly	(3,800,087)	—
Vanguard Materials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	73,776	—
Vanguard Materials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	73,776	—
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	171,530	—
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	171,530	—
Vanguard Short-Term Inflation-Protected Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	710,723	—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	710,723	—
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	1,459,485	—
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,459,485	—
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	725,199	—
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	725,199	—
Vanguard Utilities ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(502,346)	—
Vanguard Utilities ETF	Morgan Stanley	1-Day FEDEF - 1.08%	7/02/2025	Monthly	(502,346)	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $2,453,280 and with Merrill Lynch amounted to $– at July 31, 2024. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(g) Reflects the value at reset date of July 31, 2024.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Exchange Traded Vehicles	$72,919,397	$—	$—	$72,919,397
Investment Companies	508,402,762	—	—	508,402,762
Short-Term Investment:
Money Market Fund	74,650,455	—	—	74,650,455
Total Investments in Securities	655,972,614	—	—	655,972,614
Other Financial Instruments:(i)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$655,972,614	$—	$—	$655,972,614
Liability Valuation Inputs
Other Financial Instruments:(i)
Swap Contracts	$—	$—	$—	$—

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (formerly, IQ Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2024 (unaudited)

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with any affiliated fund during the period ended July 31, 2024 is as follows:

Affiliated Holdings
	Shares at 04/30/2024	Value ($) at 04/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2024	Value ($) at 07/31/2024
AltShares Merger Arbitrage ETF	200,262	5,343,431	1,099,107	(150,266)	11,855	133,189	—	—	235,393	6,437,316
Invesco DB U.S. Dollar Index Bullish Fund	1,082,196	31,362,040	12,722,526	(1,019,631)	46,257	(379,670)	—	—	1,485,797	42,731,522
IQ Merger Arbitrage ETF	716,790	22,163,147	1,807,593	(579,205)	12,961	937,471	—	—	755,727	24,341,967
	1,999,248	58,868,618	15,629,226	(1,749,102)	71,073	690,990	—	—	2,476,917	73,510,805